UNPAID CLAIM AND CLAIM EXPENSES	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
UNPAID CLAIM AND CLAIM EXPENSES	UNPAID CLAIM AND CLAIM EXPENSES
The liability for unpaid claims and claim expenses as of December 31, 2020 and 2019 is as follows:
Liability for Unpaid Claims and Claim Expenses

	December 31,
	2020	2019
	(in millions)
Group Employee Benefits	$50.4	$37.1

Gross Balance at January 1,	$37.1	$31.3
Less Reinsurance	16.3	10.9
Net Balance at January 1,	$20.8	$20.4

Incurred Claims (net) Related to:
Current Year	$82.0	$51.4
Prior Year	(5.6)	(10.7)
Total Incurred	$76.4	$40.7

Paid Claims (net) Related to:
Current Year	$56.6	$32.8
Prior Year	10.2	7.3
Total Paid	$66.8	$40.1

Net Balance at December 31,	$30.5	$20.8
Add Reinsurance	19.9	16.3
Gross Balance at December 31,	$50.4	$37.1

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for EFLOA's long-term disability business:

	2020	2019	2018	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1.8	$2.0	$2.5	$—	119
2018	5.2	5.2	7.4		218
2019	6.6	10.4			278
2020	13.6			4.3	254
Cumulative LTD Incurred Claims	$27.2	$17.6	$9.9	$4.3
The table below presents incurred claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for EFLOA's long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2.0	$2.5	$3.1	$—	108
2018	5.2	7.4	—	—	183
2019	10.4	—	—	3.8	170
Cumulative LTD Incurred Claims	$17.6	$9.9	$3.1	$3.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.
The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$27.2	$17.6
Subtract Cumulative LTD Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of LTD Discounting, net of reinsurance	(2.7)	(1.8)
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3
Other short-duration contracts, net of reinsurance	12.9	8.5
Total liabilities for unpaid claim and claim expense, net of reinsurance	$30.5	$20.8

Reinsurance Recoverable on unpaid claims
Long-term disability	$18.2	$14.2
Other short-duration contracts	1.7	2.1
Total Reinsurance Recoverable	$19.9	$16.3

Total liability for unpaid claim and claim expense	$50.4	$37.1